FINANCING RECEIVABLES ON NONACCRUAL STATUS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loans On Nonaccrual Status [Line Items]
Total	$ 1,061	$ 3,015
Commercial Loan [Member] | Operating [Member]
Loans On Nonaccrual Status [Line Items]
Total	673	949
Commercial Loan [Member] | Real Estate 1-4 Family [Member]
Loans On Nonaccrual Status [Line Items]
Total	179	278
Commercial Loan [Member] | Real Estate Other [Member]
Loans On Nonaccrual Status [Line Items]
Total	69	1,286
Residential Real Estate [Member] | Residential Real Estate Other [Member]
Loans On Nonaccrual Status [Line Items]
Total	18	137
Consumer Loan [Member] | Equity [Member]
Loans On Nonaccrual Status [Line Items]
Total	99	358
Consumer Loan [Member] | Collateralized Auto Loans [Member]
Loans On Nonaccrual Status [Line Items]
Total	0	3
Consumer Loan [Member] | Consumer Other Financing Receivable [Member]
Loans On Nonaccrual Status [Line Items]
Total	$ 23	$ 4